Fair value measurements - Changes in fair value of Level 3 measurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in fair value measurement, assets [abstract]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	$ 100	$ 800
Percentage increase in unobservable input (percent)	5.00%	5.00%
Percentage decrease in unobservable input (percent)		5.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss	$ 200	$ 300
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss	200	300
Recurring fair value measurements | Current investments | Level 3
Changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	1,532	2,155
Purchases and reclassifications	48	(44)
Sales	(37)	0
Net unrealized gains (losses) included in net income	(63)	(579)
Financial assets at end of period	1,480	1,532
Recurring fair value measurements | Share purchase warrants | Level 3
Changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	47	135
Purchases and reclassifications	48	(44)
Sales	(37)	0
Net unrealized gains (losses) included in net income	(56)	(44)
Financial assets at end of period	2	47
Recurring fair value measurements | Private holdings | Level 3
Changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	1,485	2,020
Purchases and reclassifications	0	0
Sales	0	0
Net unrealized gains (losses) included in net income	(7)	(535)
Financial assets at end of period	1,478	1,485
Recurring fair value measurements | Total Other assets | Level 3
Changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	3,778	7,060
Purchases and reclassifications	0	0
Sales	0	0
Net unrealized gains (losses) included in net income	(366)	(3,282)
Financial assets at end of period	3,412	3,778
Recurring fair value measurements | Digital gold strategies | Level 3
Changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	3,778	7,060
Purchases and reclassifications	0	0
Sales	0	0
Net unrealized gains (losses) included in net income	(366)	(3,282)
Financial assets at end of period	$ 3,412	$ 3,778